Offerings - Offering: 1	May 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.95% First and Refunding Mortgage Bonds, Series 2026B Due 2031
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,335,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,958.16
Offering Note	"Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Table" in Registration Statement No. 333-281011 filed on July 25, 2024. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.